Warrants (Details) - Schedule of Black–Scholes Option Price Model - Merger and Acquisition (“M&A”) Scenario [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Schedule of Black–Scholes Option Price Model [Line Items]
Expected volatility (%)	55.82%
Risk-free interest rate (%)	1.69%
Expected life (years)	4 years 2 months 8 days
Value per share		$ 3.12
Exercise price (U.S. dollars per share)		$ 6.1248